Income Taxes Expense (Benefit) (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense Benefit [Line Items]
Loss before income taxes	$ (6,512,304)	$ (2,067,255)	$ (11,963,038)	$ (8,553,281)
Foreign [Member]
Income Tax Expense Benefit [Line Items]
Loss before income taxes			(3,850)	0
United States [Member]
Income Tax Expense Benefit [Line Items]
Loss before income taxes			$ (11,959,188)	$ (8,553,281)